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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [ ]
         This Amendment (Check only one):   [ ] is a restatement
                                            [ ] adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:        Jeffrey D. Fotta
Address:     27 Beaver Place
             Boston, MA 02108
Phone:       617-742-0600

Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey D. Fotta
Title:   Institutional Manager
Phone:   617-742-0600

Signature, Place, and Date of Signing

------------------         --------------------       ---------------------
[Signature]                    [City, State]                         [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     5

Form 13F Information Table Value Total:     615 (thousands)


List of Other Included Managers:    Thomas Lynch

Provide a numbered list of the name(s) and form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Form 13F File Number               Name

1.                28-____________                    Thomas Lynch


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
-------------------------------------------------------------------------------------------------------------------------------
                                                                  #4 VALUE                                          #8 VOTING
#1 NAME OF ISSUER                  #2 TITLE OF CLASS   #3 CUSIP    (X$1000)    #5 SH   #6 INV DISC.  #7 OTHER MGR   AUTHORITY
-------------------------------------------------------------------------------------------------------------------------------
BROCADE COMMUNICATIONS SYSTEMS INC   COMMON STOCK     111621108         60     14400      OTHER        Tom Lynch     SHARED
-------------------------------------------------------------------------------------------------------------------------------
HUMANA INC                           COMMON STOCK     444859102        132     13200      OTHER        Tom Lynch     SHARED
-------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP                   COMMON STOCK     530718105        132     14800      OTHER        Tom Lynch     SHARED
-------------------------------------------------------------------------------------------------------------------------------
MICHAELS STORES INC                  COMMON STOCK     594087108        260      8300      OTHER        Tom Lynch     SHARED
-------------------------------------------------------------------------------------------------------------------------------
TELLIUM, INC.                        COMMON STOCK     87967E107         31     47800      OTHER        Tom Lynch     SHARED
-------------------------------------------------------------------------------------------------------------------------------